Shareholders' Equity (Details)									6 Months Ended
	Sep. 25, 2025 ¥ / shares	Mar. 14, 2025 USD ($)	Mar. 14, 2025 JPY (¥)	Nov. 15, 2024 $ / shares shares	Jun. 27, 2024 USD ($)	Jun. 27, 2024 JPY (¥)	Jan. 26, 2024 USD ($) $ / shares shares	Jan. 13, 2022 $ / shares shares	Sep. 30, 2025 USD ($) shares	Mar. 31, 2025 USD ($) shares	Mar. 14, 2025 JPY (¥)	Jun. 27, 2024 JPY (¥)
Shareholders’ Equity [Line Items]
Sale of shares (in Shares)				625,000			5,970,152
Purchase price (in Dollars per share) | $ / shares							$ 0.67
Proceeds from issuance of common stock | $							$ 4,000,000
Public price per share (in Dollars per share) | $ / shares				$ 40				$ 4
Ordinary shares issued (in Shares)				25,000					42,327,806	42,220,206
Gross proceeds from IPO | $									$ 25,000,000
Net proceeds | $									$ 21,400,000
Change in stock conversion ratio, stock split, description									On October 21, 2024, the Company approved a change of the ratio of its ADSs to its ordinary shares from one ADS representing one ordinary share to one ADS representing 10 ordinary shares. The ratio change resulted in a reverse split on the Company’s ADSs on the basis of one new ADS for every 10 old ADSs held.
Capital reduction		$ (81,150)			$ (846,116)						¥ 10,000,000	¥ 99,000,000
Designated on capital reduced		779,707	¥ 91,221,358		15,870,723	¥ 1,856,786,684
Total restricted net assets | $									$ 27,027,266	$ 27,027,266
Dividend per share (in Yen per share) | ¥ / shares	¥ 1.89
Securities Purchase Agreement [Member]
Shareholders’ Equity [Line Items]
Sale of shares (in Shares)							597,015
Purchase price (in Dollars per share) | $ / shares							$ 6.7
Minimum [Member]
Shareholders’ Equity [Line Items]
Capital reduction		(779,707)			15,870,723						91,221,358	1,856,786,684
Maximum [Member]
Shareholders’ Equity [Line Items]
Capital reduction		$ (860,857)			$ (16,716,839)						¥ 101,221,358	¥ 1,955,786,684
ADS [Member]
Shareholders’ Equity [Line Items]
Sale of shares (in Shares)								6,250,000
Ordinary shares issued (in Shares)								250,000